CONCENTRATION OF RISK (Tables)	12 Months Ended
Dec. 31, 2021
Revenues
CONCENTRATION OF RISK
Schedule of concentration risk

	Years as of December 31,
	2019	2020	2021
	RMB’000	RMB’000	RMB’000	US$’000
Customer E	520,358	*	*	*
Customer F	*	54,389	*	*
Customer G	*	*	65,505	10,279
Customer H	*	*	20,774	3,260

Accounts receivables
CONCENTRATION OF RISK
Schedule of concentration risk

	Years as of December 31,
	2020	2021
	RMB’000	RMB’000	US$’000
Customer A	7,019	*	*
Customer B	*	15,113	2,372
Customer C	6,352	5,387	845
Customer D	*	5,012	786
Customer F	17,706	*	*
Customer H	*	5,160	810

Purchases
CONCENTRATION OF RISK
Schedule of concentration risk

	Years as of December 31,
	2019	2020	2021
	RMB’000	RMB’000	RMB’000	US$’000

Supplier A	59,465	*	*	*
Supplier B	49,802	63,608	*	*
Supplier C	91,268	*	*	*
Supplier D	*	13,833	*	*
Supplier E	*	12,431	*	*
Supplier F	*	*	62,296	9,776
Supplier G	*	*	29,522	4,633

Accounts payable
CONCENTRATION OF RISK
Schedule of concentration risk

	Years as of December 31,
	2020	2021
	RMB’000	RMB’000	US$’000

Supplier A	*	*	*
Supplier B	28,929	28,929	4,540
Supplier C	*	*	*
Supplier D	12,853	*	*
Supplier E	6,290	*	*